Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Parent Company Only Condensed Financial Information
Schedule of Condensed balance sheets of Parent Company

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	—	446	64
Prepayments and other current assets	—	56,293	8,086
Total current assets	—	56,739	8,150
Total Assets	—	56,739	8,150

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current Liabilities
Accrued expenses and other liabilities	—	17,499	2,154
Amounts due to related parties	—	36,126	5,189
Total current liabilities	—	53,625	7,703

Non-current Liabilities
Amounts due to related parties	—	12,822	1,842
Loss in excess of investments in subsidiaries, the VIEs and subsidiary of the VIE	61,625	206,789	29,703
Total non-current liabilities	61,625	219,611	31,545
Total Liabilities	61,625	273,236	39,248

Shareholders’ deficit
Ordinary shares (par value of US$0.00005 per share; 1,000,000,000 shares authorized; 310,627,024 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	98	98	14
Additional paid-in capital	498,626	537,618	77,223
Accumulated other comprehensive loss	—	(316)	(45)
Accumulated deficit	(560,349)	(753,897)	(108,290)
Total shareholders’ deficit	(61,625)	(216,497)	(31,098)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	—	56,739	8,150

Schedule of Condensed statements of comprehensive loss of Parent Company

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$

Sales and marketing expenses	—	(7,942)	(6,860)	(986)
General and administrative expenses	—	(109,956)	(38,428)	(5,519)
Research and development expenses	—	(6,124)	(3,359)	(482)
Total operating expenses	—	(124,022)	(48,647)	(6,987)

Operating loss	—	(124,022)	(48,647)	(6,987)

Foreign exchange income	—	—	262	38
Share of losses from subsidiaries, the VIEs and subsidiary of the VIE	(107,807)	(130,617)	(145,163)	(20,852)
Loss before income tax	(107,807)	(254,639)	(193,548)	(27,801)
Income tax expenses	—	—	—	—
Net loss	(107,807)	(254,639)	(193,548)	(27,801)

Other comprehensive loss, net of tax of nil
Foreign currency translation difference, net of tax of nil	—	—	316	45
Comprehensive loss	(107,807)	(254,639)	(193,232)	(27,756)

Schedule of Condensed statements of cash flows of Parent Company

	For the years ended December 31
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	—	(9,709)	(1,395)
Net cash generated from investing activities	—	—	—	—
Net cash generated from financing activities	—	—	10,155	1,459

Net increase in cash, cash equivalents and restricted cash	—	—	446	64
Cash, cash equivalents and restricted cash at beginning of year	—	—	—	—
Cash, cash equivalents and restricted cash at end of year	—	—	446	64